Consolidated Statement of Equity - CAD CAD in Thousands	Total	Common shares	Preferred shares	Subscription receipts	Additional paid-in capital	Accumulated deficit	Accumulated OCI	Non- controlling interests
Beginning Balance at Dec. 31, 2013	CAD 1,465,961	CAD 1,351,264	CAD 116,546	CAD 0	CAD 7,313	CAD (488,406)	CAD (31,410)	CAD 510,654
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	53,515					75,701		(22,186)
Redeemable non-controlling interests not included in equity	(289)							(289)
Other comprehensive income	71,314						42,051	29,263
Dividends declared and distributions to non-controlling interests	(79,943)					(75,205)		(4,738)
Dividends and issuance of shares under dividend reinvestment plan	0	17,395				(17,395)
Contributions received from non-controlling interests	9,934							9,934
Shares issued pursuant to public offering, net of costs	263,869	263,869
Issuance of common shares under employee share purchase plan	734	734
Share-based compensation	3,203				3,203
Issuance of subscription receipts	110,503			110,503
Preferred shares, Series D	97,259		97,259
Acquisition of non-controlling interest	(159,672)				22,552		23,572	(205,796)
Ending Balance at Dec. 31, 2014	1,836,388	1,633,262	213,805	110,503	33,068	(505,305)	34,213	316,842
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	85,504					117,480		(31,976)
Redeemable non-controlling interests not included in equity	3,571							3,571
Other comprehensive income	312,698						252,524	60,174
Dividends declared and distributions to non-controlling interests	(108,555)					(105,929)		(2,626)
Dividends and issuance of shares under dividend reinvestment plan	0	29,302				(29,302)
Contributions received from non-controlling interests	10,815							10,815
Shares issued pursuant to public offering, net of costs	144,987	144,987
Issuance of common shares under employee share purchase plan	1,001	1,343			(282)	(60)
Share-based compensation	5,455				5,455
Ending Balance at Dec. 31, 2015	CAD 2,291,864	CAD 1,808,894	CAD 213,805	CAD 110,503	CAD 38,241	CAD (523,116)	CAD 286,737	CAD 356,800